Income Taxes - Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred income	$ 20
U.S. and state net operating loss carryforwards	329	$ 1,333
Foreign net operating loss carryforwards	1,507	366
Tax credits and other tax incentives	82	42
Foreign tax credit carryforwards	2,090
Accrued expenses and liabilities	136	68
Asset retirement obligation	1,037	1,202
Property and equipment	1,529	856
Total deferred tax assets	6,730	3,867
Valuation allowance	(5,434)	(1,564)	$ (598)	$ (375)
Net deferred tax assets	1,296	2,303
Deferred tax liabilities:
Other	4	19
Deferred income	140	24
Investment in foreign subsidiaries	1,903	1,119
Property and equipment	1,773	5,755
Total deferred tax liabilities	3,820	6,917
Net deferred income tax liability	$ 2,524	$ 4,614